Consolidated Statements of Cash Flows - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Loss before tax for the period	SFr (99,143)	SFr (85,937)	SFr (88,695)
Non-cash adjustments:
- Financial result	3,983	(2,674)	3,466
- Depreciation of property and equipment and right-of-use assets	546	406	287
- Share-based compensation expense	16,044	9,782	3,608
- Interest expense on Series B and C preferred shares			1,266
- Post-employment (benefits)/ loss	101	(36)	(171)
- Fair value adjustment on warrant liabilities	12,294	15,531	3,431
- Merger and listing expense			34,863
Working capital adjustments:
- De/(Increase) in other current assets	2,349	4,981	(5,556)
- De/(Increase) in accrued income	(364)	247	36
- De/(Increase) in other operating assets	(112)	(95)	(29)
- (De)/Increase in payables and accrued liabilities	(1,947)	9,406	(7,820)
- (De)/Increase in long-term payables		(378)	378
Taxes (paid)/ received	(55)	(152)	(101)
Net cash outflow for operating activities	(66,304)	(48,919)	(55,037)
Investing activities
Payment for purchase of property and equipment	(301)	(230)	(48)
Interest received	1,241	1,474	1,238
Payment for short-term financial assets, net	(60,787)	(17,327)	(54,163)
Payment for intangible assets	(1,087)
Net cash outflow for investing activities	(60,934)	(16,083)	(52,973)
Financing activities
Proceeds from sale of shares in public offerings	178,859	53,541	38,179
Transaction costs related to financing activities	(13,222)	(2,894)	(2,983)
Proceeds from exercises of warrants, net	19,845	2,719	1,531
Proceeds from stock options exercised	1,896	938	274
Principal payment of lease obligations	(373)	(274)	(158)
Interest paid	(87)	(54)	(46)
Proceeds from the shares issued to PIPE investors			67,054
Proceeds from the shares issued to CLA investors			18,368
Proceeds from EBAC non-redeemed shareholders			12,014
Transaction costs related to the business combination			(4,607)
Net cash inflow for financing activities	186,918	53,976	129,626
Increase (decrease) in cash and cash equivalents	59,680	(11,026)	21,616
Cash and cash equivalents, beginning of period	27,708	38,327	19,786
Effect of foreign exchange rate changes	(6,059)	407	(3,075)
Cash and cash equivalents, end of period	81,329	27,708	38,327
Net cash and cash equivalents variation	59,680	(11,026)	21,616
Supplemental non-cash investing information
Intangible assets acquisition recorded in accrued expenses		1,087
Interest receivable recorded in other current assets	593	SFr 737	388
Supplemental non-cash financing information
Transaction costs recorded in accrued expenses and other payables	SFr 878		SFr 378